Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 211,870	$ 205,873
Accumulated Amortization	(86,801)	(71,916)
Net Book Value	125,069	133,957
Technology and Patents
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	66,812	65,438
Accumulated Amortization	(32,979)	(27,313)
Net Book Value	33,833	38,125
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,882	15,806
Accumulated Amortization	(1,471)	(1,340)
Net Book Value	14,411	14,466
Customer Lists
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	127,603	123,058
Accumulated Amortization	(50,792)	(41,740)
Net Book Value	76,811	81,318
Other
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,573	1,571
Accumulated Amortization	(1,559)	(1,523)
Net Book Value	$ 14	$ 48